SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

                                -----------------

DWS Blue Chip Fund                       DWS Intermediate Tax/AMT Free Fund
DWS California Tax-Free Income Fund      DWS Large Cap Value Fund
DWS Capital Growth Fund                  DWS Large Company Growth Fund
DWS Core Fixed Income Fund               DWS Managed Municipal Bond Fund
DWS Core Plus Income Fund                DWS Massachusetts Tax-Free Fund
DWS Disciplined Long/Short Growth Fund   DWS Mid Cap Growth Fund
DWS Disciplined Long/Short Value Fund    DWS New York Tax-Free Income Fund
DWS Disciplined Market Neutral Fund      DWS S&P 500 Index Fund
DWS Dreman High Return Equity Fund       DWS S&P 500 Plus Fund
DWS Dreman Mid Cap Value Fund            DWS Short Duration Fund
DWS Equity 500 Index Fund                DWS Short Duration Plus Fund
DWS Equity Income Fund                   DWS Short-Term Municipal Bond Fund
DWS Floating Rate Plus Fund              DWS Strategic Government Securities
DWS GNMA Fund                              Fund
DWS Growth & Income Fund                 DWS Strategic High Yield Tax Free Fund
DWS Inflation Protected Plus Fund        DWS Strategic Income Fund
                                         DWS U.S. Bond Index Fund
--------------------------------------------------------------------------------


The above-referenced funds will not impose a 2% redemption fee on fund shares acquired (either by purchase or exchange) on or after June 1, 2009. Fund shares acquired (either by purchase or exchange) prior to June 1, 2009, will remain subject to a 2% redemption fee to the extent such fund shares are redeemed or exchanged within 15 days (30 days for shares of DWS Disciplined Long/Short Growth Fund, DWS Disciplined Long/Short Value Fund and DWS Disciplined Market Neutral Fund) of acquiring them (subject to certain exceptions) as described in the section entitled "Policies You Should Know About -- Redemption fees" of each fund's prospectuses.


               Please Retain This Supplement for Future Reference



April 16, 2009                                            [DWS INVESTMENTS LOGO]
DMF-3640                                                     Deutsche Bank Group

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                          OF EACH OF THE LISTED FUNDS:

                              ---------------------



DWS Blue Chip Fund                      DWS Intermediate Tax/AMT Free Fund
DWS California Tax-Free Income Fund     DWS Large Cap Value Fund
DWS Capital Growth Fund                 DWS Large Company Growth Fund
DWS Core Fixed Income Fund              DWS Managed Municipal Bond Fund
DWS Core Plus Income Fund               DWS Massachusetts Tax-Free Fund
DWS Disciplined Long/Short Growth Fund  DWS Mid Cap Growth Fund
DWS Disciplined Long/Short Value Fund   DWS New York Tax-Free Income Fund
DWS Disciplined Market Neutral Fund     DWS S&P 500 Index Fund
DWS Dreman High Return Equity Fund      DWS S&P 500 Plus Fund
DWS Dreman Mid Cap Value Fund           DWS Short Duration Fund
DWS Equity 500 Index Fund               DWS Short Duration Plus Fund
DWS Equity Income Fund                  DWS Short-Term Municipal Bond Fund
DWS Floating Rate Plus Fund             DWS Strategic Government Securities Fund
DWS GNMA Fund                           DWS Strategic High Yield Tax Free Fund
DWS Growth & Income Fund                DWS Strategic Income Fund
DWS Inflation Protected Plus Fund       DWS U.S. Bond Index Fund



The above-referenced funds will not impose a 2% redemption fee on fund shares acquired (either by purchase or exchange) on or after June 1, 2009. Fund shares acquired (either by purchase or exchange) prior to June 1, 2009, will remain subject to a 2% redemption fee to the extent such fund shares are redeemed or exchanged within 15 days (30 days for shares of DWS Disciplined Long/Short Growth Fund, DWS Disciplined Long/Short Value Fund and DWS Disciplined Market Neutral Fund) of acquiring them (subject to certain exceptions).




               Please Retain This Supplement for Future Reference




April 16, 2009
DMF-3941